Cash and Cash Equivalents - Summary of Cash and Cash Equivalents (Detail) - MXN ($) $ in Thousands	Sep. 30, 2023	Dec. 31, 2022	Sep. 30, 2022	Dec. 31, 2021
Cash and cash equivalents [abstract]
Cash on hand and in banks	$ 47,325,952	$ 41,316,304
Highly liquid investments	23,380,989	23,098,207
Cash and cash equivalents	$ 70,706,941	$ 64,414,511	$ 62,271,071	$ 76,506,447